CONSOLIDATED STATEMENT OF INCOME $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2020 € / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 € / shares	Mar. 31, 2020 USD ($) $ / shares	Jun. 30, 2019 € / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales		$ 25,730		$ 43,870		$ 51,242	$ 69,600		$ 102,447
Excise taxes		(4,168)		(5,293)		(6,040)	(9,461)		(12,121)
Revenues from sales		21,562		38,577		45,202	60,139		90,326
Purchases, net of inventory variation		(12,025)		(28,068)		(30,390)	(40,093)		(60,111)
Other operating expenses		(6,321)		(6,944)		(7,078)	(13,265)		(13,803)
Exploration costs		(114)		(140)		(170)	(254)		(458)
Depreciation, depletion and impairment of tangible assets and mineral interests		(11,593)		(3,635)		(3,661)	(15,228)		(7,127)
Other income		362		580		321	942		568
Other expense		(108)		(420)		(189)	(528)		(398)
Financial interest on debt		(530)		(569)		(568)	(1,099)		(1,129)
Financial income and expense from cash & cash equivalents		50		(155)		(42)	(105)		(70)
Cost of net debt		(480)		(724)		(610)	(1,204)		(1,199)
Other financial income		419		188		326	607		486
Other financial expense		(161)		(181)		(188)	(342)		(383)
Net income (loss) from equity affiliates		(447)		732		812	285		1,523
Income taxes		484		37		(1,571)	521		(3,480)
Consolidated net income		(8,422)		2		2,804	(8,420)	$ 5,494	5,944
Group share		(8,369)		34		2,756	(8,335)		5,867
Non-controlling interests		$ (53)		$ (32)		$ 48	$ (85)		$ 77
Earnings per share (in dollars or Euros per share) | (per share)	€ (2.98)	$ 3.27	€ (0.01)	$ (0.01)	€ 0.89	$ 1.01	$ 3.29		$ 2.17
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	€ (2.98)	$ 3.27	€ (0.01)	$ (0.01)	€ 0.89	$ 1.00	$ 3.29		$ 2.16